Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

February 24, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 166 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 167 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2021. No fees are required in connection with this filing.

The purpose of the Amendment is to provide updated disclosure related to a sub-adviser, principal investment strategy and risk, and name change for Transamerica Rothschild & Co Large Cap VP (formerly Transamerica Levin Large Cap VP).

Please direct any comments or questions concerning this filing to the undersigned at (720) 482-8836.

Very truly yours,

/s/ Erin D. Nelson
Erin D. Nelson
Assistant General Counsel and Assistant Secretary
Transamerica Asset Management, Inc.